Shareholder Report, Holdings (Details)	Mar. 31, 2025
Thornburg Global Opportunities Fund - Class A | Small Cap 7 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Thornburg Global Opportunities Fund - Class A | Mid Cap 9 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Thornburg Global Opportunities Fund - Class A | Large Cap 11 [Member]
Holdings [Line Items]
Percent of Net Asset Value	82.40%
Thornburg Global Opportunities Fund - Class C | Small Cap 19 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Thornburg Global Opportunities Fund - Class C | Mid Cap 21 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Thornburg Global Opportunities Fund - Class C | Large Cap 23 [Member]
Holdings [Line Items]
Percent of Net Asset Value	82.40%
Thornburg Global Opportunities Fund - Class I | Small Cap 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Thornburg Global Opportunities Fund - Class I | Mid Cap 32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Thornburg Global Opportunities Fund - Class I | Large Cap 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	82.40%
Thornburg Global Opportunities Fund - Class R3 | Small Cap 41 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Thornburg Global Opportunities Fund - Class R3 | Mid Cap 43 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Thornburg Global Opportunities Fund - Class R3 | Large Cap 45 [Member]
Holdings [Line Items]
Percent of Net Asset Value	82.40%
Thornburg Global Opportunities Fund - Class R4 | Small Cap 52 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Thornburg Global Opportunities Fund - Class R4 | Mid Cap 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Thornburg Global Opportunities Fund - Class R4 | Large Cap 56 [Member]
Holdings [Line Items]
Percent of Net Asset Value	82.40%
Thornburg Global Opportunities Fund - Class R5 | Small Cap 63 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Thornburg Global Opportunities Fund - Class R5 | Mid Cap 65 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Thornburg Global Opportunities Fund - Class R5 | Large Cap 67 [Member]
Holdings [Line Items]
Percent of Net Asset Value	82.40%
Thornburg Global Opportunities Fund - Class R6 | Small Cap 74 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Thornburg Global Opportunities Fund - Class R6 | Mid Cap 76 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Thornburg Global Opportunities Fund - Class R6 | Large Cap 78 [Member]
Holdings [Line Items]
Percent of Net Asset Value	82.40%
Thornburg International Equity Fund - Class A | Small Cap 88 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Thornburg International Equity Fund - Class A | Mid Cap 90 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Thornburg International Equity Fund - Class A | Large Cap 92 [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.30%
Thornburg International Equity Fund - Class C | Small Cap 102 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Thornburg International Equity Fund - Class C | Mid Cap 104 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Thornburg International Equity Fund - Class C | Large Cap 106 [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.30%
Thornburg International Equity Fund - Class I | Small Cap 115 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Thornburg International Equity Fund - Class I | Mid Cap 117 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Thornburg International Equity Fund - Class I | Large Cap 119 [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.30%
Thornburg International Equity Fund - Class R3 | Small Cap 128 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Thornburg International Equity Fund - Class R3 | Mid Cap 130 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Thornburg International Equity Fund - Class R3 | Large Cap 132 [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.30%
Thornburg International Equity Fund - Class R4 | Small Cap 141 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Thornburg International Equity Fund - Class R4 | Mid Cap 143 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Thornburg International Equity Fund - Class R4 | Large Cap 145 [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.30%
Thornburg International Equity Fund - Class R5 | Small Cap 154 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Thornburg International Equity Fund - Class R5 | Mid Cap 156 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Thornburg International Equity Fund - Class R5 | Large Cap 158 [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.30%
Thornburg International Equity Fund - Class R6 | Small Cap 167 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Thornburg International Equity Fund - Class R6 | Mid Cap 169 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Thornburg International Equity Fund - Class R6 | Large Cap 171 [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.30%
Thornburg Better World International Fund - Class A | Small Cap 179 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Thornburg Better World International Fund - Class A | Mid Cap 181 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Thornburg Better World International Fund - Class A | Large Cap 183 [Member]
Holdings [Line Items]
Percent of Net Asset Value	84.90%
Thornburg Better World International Fund - Class C | Small Cap 191 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Thornburg Better World International Fund - Class C | Mid Cap 193 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Thornburg Better World International Fund - Class C | Large Cap 195 [Member]
Holdings [Line Items]
Percent of Net Asset Value	84.90%
Thornburg Better World International Fund - Class I | Small Cap 202 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Thornburg Better World International Fund - Class I | Mid Cap 204 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Thornburg Better World International Fund - Class I | Large Cap 206 [Member]
Holdings [Line Items]
Percent of Net Asset Value	84.90%
Thornburg International Growth Fund - Class A | Small Cap 216 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Thornburg International Growth Fund - Class A | Mid Cap 218 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Thornburg International Growth Fund - Class A | Large Cap 220 [Member]
Holdings [Line Items]
Percent of Net Asset Value	85.80%
Thornburg International Growth Fund - Class C | Small Cap 230 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Thornburg International Growth Fund - Class C | Mid Cap 232 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Thornburg International Growth Fund - Class C | Large Cap 234 [Member]
Holdings [Line Items]
Percent of Net Asset Value	85.80%
Thornburg International Growth Fund - Class I | Small Cap 243 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Thornburg International Growth Fund - Class I | Mid Cap 245 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Thornburg International Growth Fund - Class I | Large Cap 247 [Member]
Holdings [Line Items]
Percent of Net Asset Value	85.80%
Thornburg International Growth Fund - Class R3 | Small Cap 256 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Thornburg International Growth Fund - Class R3 | Mid Cap 258 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Thornburg International Growth Fund - Class R3 | Large Cap 260 [Member]
Holdings [Line Items]
Percent of Net Asset Value	85.80%
Thornburg International Growth Fund - Class R4 | Small Cap 269 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Thornburg International Growth Fund - Class R4 | Mid Cap 271 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Thornburg International Growth Fund - Class R4 | Large Cap 273 [Member]
Holdings [Line Items]
Percent of Net Asset Value	85.80%
Thornburg International Growth Fund - Class R5 | Small Cap 282 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Thornburg International Growth Fund - Class R5 | Mid Cap 284 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Thornburg International Growth Fund - Class R5 | Large Cap 286 [Member]
Holdings [Line Items]
Percent of Net Asset Value	85.80%
Thornburg International Growth Fund - Class R6 | Small Cap 295 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Thornburg International Growth Fund - Class R6 | Mid Cap 297 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Thornburg International Growth Fund - Class R6 | Large Cap 299 [Member]
Holdings [Line Items]
Percent of Net Asset Value	85.80%
Thornburg Developing World Fund Class A | Small Cap 307 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Thornburg Developing World Fund Class A | Mid Cap 309 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
Thornburg Developing World Fund Class A | Large Cap 311 [Member]
Holdings [Line Items]
Percent of Net Asset Value	74.10%
Thornburg Developing World Fund Class C | Small Cap 319 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Thornburg Developing World Fund Class C | Mid Cap 321 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
Thornburg Developing World Fund Class C | Large Cap 323 [Member]
Holdings [Line Items]
Percent of Net Asset Value	74.10%
Thornburg Developing World Fund Class I | Small Cap 330 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Thornburg Developing World Fund Class I | Mid Cap 332 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
Thornburg Developing World Fund Class I | Large Cap 334 [Member]
Holdings [Line Items]
Percent of Net Asset Value	74.10%
Thornburg Developing World Fund Class R5 | Small Cap 341 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Thornburg Developing World Fund Class R5 | Mid Cap 343 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
Thornburg Developing World Fund Class R5 | Large Cap 345 [Member]
Holdings [Line Items]
Percent of Net Asset Value	74.10%
Thornburg Developing World Fund Class R6 | Small Cap 352 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Thornburg Developing World Fund Class R6 | Mid Cap 354 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
Thornburg Developing World Fund Class R6 | Large Cap 356 [Member]
Holdings [Line Items]
Percent of Net Asset Value	74.10%
Thornburg Small/Mid Cap Core Fund - Class A | Small Cap 366 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Thornburg Small/Mid Cap Core Fund - Class A | Mid Cap 368 [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.90%
Thornburg Small/Mid Cap Core Fund - Class A | Large Cap 370 [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.60%
Thornburg Small/Mid Cap Core Fund - Class C | Small Cap 380 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Thornburg Small/Mid Cap Core Fund - Class C | Mid Cap 382 [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.90%
Thornburg Small/Mid Cap Core Fund - Class C | Large Cap 384 [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.60%
Thornburg Small/Mid Cap Core Fund - Class I | Small Cap 393 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Thornburg Small/Mid Cap Core Fund - Class I | Mid Cap 395 [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.90%
Thornburg Small/Mid Cap Core Fund - Class I | Large Cap 397 [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.60%
Thornburg Small/Mid Cap Core Fund - Class R3 | Small Cap 406 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Thornburg Small/Mid Cap Core Fund - Class R3 | Mid Cap 408 [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.90%
Thornburg Small/Mid Cap Core Fund - Class R3 | Large Cap 410 [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.60%
Thornburg Small/Mid Cap Core Fund - Class R4 | Small Cap 419 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Thornburg Small/Mid Cap Core Fund - Class R4 | Mid Cap 421 [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.90%
Thornburg Small/Mid Cap Core Fund - Class R4 | Large Cap 423 [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.60%
Thornburg Small/Mid Cap Core Fund - Class R5 | Small Cap 432 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Thornburg Small/Mid Cap Core Fund - Class R5 | Mid Cap 434 [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.90%
Thornburg Small/Mid Cap Core Fund - Class R5 | Large Cap 436 [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.60%
Thornburg Small/Mid Cap Growth Fund - Class A | Small Cap 446 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Thornburg Small/Mid Cap Growth Fund - Class A | Mid Cap 448 [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.50%
Thornburg Small/Mid Cap Growth Fund - Class A | Large Cap 450 [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.50%
Thornburg Small/Mid Cap Growth Fund - Class C | Small Cap 460 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Thornburg Small/Mid Cap Growth Fund - Class C | Mid Cap 462 [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.50%
Thornburg Small/Mid Cap Growth Fund - Class C | Large Cap 464 [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.50%
Thornburg Small/Mid Cap Growth Fund - Class I | Small Cap 473 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Thornburg Small/Mid Cap Growth Fund - Class I | Mid Cap 475 [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.50%
Thornburg Small/Mid Cap Growth Fund - Class I | Large Cap 477 [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.50%
Thornburg Small/Mid Cap Growth Fund - Class R3 | Small Cap 486 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Thornburg Small/Mid Cap Growth Fund - Class R3 | Mid Cap 488 [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.50%
Thornburg Small/Mid Cap Growth Fund - Class R3 | Large Cap 490 [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.50%
Thornburg Small/Mid Cap Growth Fund - Class R4 | Small Cap 499 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Thornburg Small/Mid Cap Growth Fund - Class R4 | Mid Cap 501 [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.50%
Thornburg Small/Mid Cap Growth Fund - Class R4 | Large Cap 503 [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.50%
Thornburg Small/Mid Cap Growth Fund - Class R5 | Small Cap 512 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Thornburg Small/Mid Cap Growth Fund - Class R5 | Mid Cap 514 [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.50%
Thornburg Small/Mid Cap Growth Fund - Class R5 | Large Cap 516 [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.50%
Thornburg Investment Income Builder Fund - Class A | Foreign Equity 528 [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.80%
Thornburg Investment Income Builder Fund - Class A | Domestic Equity 530 [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.00%
Thornburg Investment Income Builder Fund - Class A | Domestic Other Bonds 532 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Thornburg Investment Income Builder Fund - Class A | Domestic Corporate Bonds 534 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Thornburg Investment Income Builder Fund - Class A | Foreign Bonds 536 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Thornburg Investment Income Builder Fund - Class A | Other Assets Less Liabilities 538 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Thornburg Investment Income Builder Fund - Class C | Foreign Equity 550 [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.80%
Thornburg Investment Income Builder Fund - Class C | Domestic Equity 552 [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.00%
Thornburg Investment Income Builder Fund - Class C | Domestic Other Bonds 554 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Thornburg Investment Income Builder Fund - Class C | Domestic Corporate Bonds 556 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Thornburg Investment Income Builder Fund - Class C | Foreign Bonds 558 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Thornburg Investment Income Builder Fund - Class C | Other Assets Less Liabilities 560 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Thornburg Investment Income Builder Fund - Class I | Foreign Equity 571 [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.80%
Thornburg Investment Income Builder Fund - Class I | Domestic Equity 573 [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.00%
Thornburg Investment Income Builder Fund - Class I | Domestic Other Bonds 575 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Thornburg Investment Income Builder Fund - Class I | Domestic Corporate Bonds 577 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Thornburg Investment Income Builder Fund - Class I | Foreign Bonds 579 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Thornburg Investment Income Builder Fund - Class I | Other Assets Less Liabilities 581 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Thornburg Investment Income Builder Fund - Class R3 | Foreign Equity 592 [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.80%
Thornburg Investment Income Builder Fund - Class R3 | Domestic Equity 594 [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.00%
Thornburg Investment Income Builder Fund - Class R3 | Domestic Other Bonds 596 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Thornburg Investment Income Builder Fund - Class R3 | Domestic Corporate Bonds 598 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Thornburg Investment Income Builder Fund - Class R3 | Foreign Bonds 600 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Thornburg Investment Income Builder Fund - Class R3 | Other Assets Less Liabilities 602 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Thornburg Investment Income Builder Fund - Class R4 | Foreign Equity 613 [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.80%
Thornburg Investment Income Builder Fund - Class R4 | Domestic Equity 615 [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.00%
Thornburg Investment Income Builder Fund - Class R4 | Domestic Other Bonds 617 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Thornburg Investment Income Builder Fund - Class R4 | Domestic Corporate Bonds 619 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Thornburg Investment Income Builder Fund - Class R4 | Foreign Bonds 621 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Thornburg Investment Income Builder Fund - Class R4 | Other Assets Less Liabilities 623 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Thornburg Investment Income Builder Fund - Class R5 | Foreign Equity 634 [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.80%
Thornburg Investment Income Builder Fund - Class R5 | Domestic Equity 636 [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.00%
Thornburg Investment Income Builder Fund - Class R5 | Domestic Other Bonds 638 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Thornburg Investment Income Builder Fund - Class R5 | Domestic Corporate Bonds 640 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Thornburg Investment Income Builder Fund - Class R5 | Foreign Bonds 642 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Thornburg Investment Income Builder Fund - Class R5 | Other Assets Less Liabilities 644 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Thornburg Investment Income Builder Fund - Class R6 | Foreign Equity 655 [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.80%
Thornburg Investment Income Builder Fund - Class R6 | Domestic Equity 657 [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.00%
Thornburg Investment Income Builder Fund - Class R6 | Domestic Other Bonds 659 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Thornburg Investment Income Builder Fund - Class R6 | Domestic Corporate Bonds 661 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Thornburg Investment Income Builder Fund - Class R6 | Foreign Bonds 663 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Thornburg Investment Income Builder Fund - Class R6 | Other Assets Less Liabilities 665 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Thornburg Summit Fund - Class A | Domestic Equity 677 [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.10%
Thornburg Summit Fund - Class A | Foreign Equity 679 [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.20%
Thornburg Summit Fund - Class A | Domestic Other Bonds 681 [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.00%
Thornburg Summit Fund - Class A | Foreign Bonds 683 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Thornburg Summit Fund - Class A | Domestic Corporate Bonds 685 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Thornburg Summit Fund - Class A | Other Assets Less Liabilities 687 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Thornburg Summit Fund - Class I | Domestic Equity 698 [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.10%
Thornburg Summit Fund - Class I | Foreign Equity 700 [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.20%
Thornburg Summit Fund - Class I | Domestic Other Bonds 702 [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.00%
Thornburg Summit Fund - Class I | Foreign Bonds 704 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Thornburg Summit Fund - Class I | Domestic Corporate Bonds 706 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Thornburg Summit Fund - Class I | Other Assets Less Liabilities 708 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Thornburg Ultra Short Income Fund Class A | U S Government 718 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Thornburg Ultra Short Income Fund Class A | A A A 720 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
Thornburg Ultra Short Income Fund Class A | A A 722 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Thornburg Ultra Short Income Fund Class A | A 724 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
Thornburg Ultra Short Income Fund Class A | B B B 726 [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.10%
Thornburg Ultra Short Income Fund Class A | N R 728 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Thornburg Ultra Short Income Fund Class A | Below Invest Grade 730 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Thornburg Ultra Short Income Fund Class A | Cash Equivalents Other 732 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Thornburg Ultra Short Income Fund Class I | U S Government 741 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Thornburg Ultra Short Income Fund Class I | A A A 743 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
Thornburg Ultra Short Income Fund Class I | A A 745 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Thornburg Ultra Short Income Fund Class I | A 747 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
Thornburg Ultra Short Income Fund Class I | B B B 749 [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.10%
Thornburg Ultra Short Income Fund Class I | N R 751 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Thornburg Ultra Short Income Fund Class I | Below Invest Grade 753 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Thornburg Ultra Short Income Fund Class I | Cash Equivalents Other 755 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Thornburg Limited Term U.S. Government Fund - Class A | U S Treasury Securities 765 [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
Thornburg Limited Term U.S. Government Fund - Class A | U S Government Agencies 767 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Thornburg Limited Term U.S. Government Fund - Class A | Mortgage Backed 769 [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.40%
Thornburg Limited Term U.S. Government Fund - Class A | Corporate Bonds 771 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Thornburg Limited Term U.S. Government Fund - Class A | Cash Equivalents Other 773 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Thornburg Limited Term U.S. Government Fund - Class C | U S Treasury Securities 783 [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
Thornburg Limited Term U.S. Government Fund - Class C | U S Government Agencies 785 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Thornburg Limited Term U.S. Government Fund - Class C | Mortgage Backed 787 [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.40%
Thornburg Limited Term U.S. Government Fund - Class C | Corporate Bonds 789 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Thornburg Limited Term U.S. Government Fund - Class C | Cash Equivalents Other 791 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Thornburg Limited Term U.S. Government Fund - Class C2 | U S Treasury Securities 801 [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
Thornburg Limited Term U.S. Government Fund - Class C2 | U S Government Agencies 803 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Thornburg Limited Term U.S. Government Fund - Class C2 | Mortgage Backed 805 [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.40%
Thornburg Limited Term U.S. Government Fund - Class C2 | Corporate Bonds 807 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Thornburg Limited Term U.S. Government Fund - Class C2 | Cash Equivalents Other 809 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Thornburg Limited Term U.S. Government Fund - Class I | U S Treasury Securities 818 [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
Thornburg Limited Term U.S. Government Fund - Class I | U S Government Agencies 820 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Thornburg Limited Term U.S. Government Fund - Class I | Mortgage Backed 822 [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.40%
Thornburg Limited Term U.S. Government Fund - Class I | Corporate Bonds 824 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Thornburg Limited Term U.S. Government Fund - Class I | Cash Equivalents Other 826 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Thornburg Limited Term U.S. Government Fund - Class R3 | U S Treasury Securities 835 [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
Thornburg Limited Term U.S. Government Fund - Class R3 | U S Government Agencies 837 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Thornburg Limited Term U.S. Government Fund - Class R3 | Mortgage Backed 839 [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.40%
Thornburg Limited Term U.S. Government Fund - Class R3 | Corporate Bonds 841 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Thornburg Limited Term U.S. Government Fund - Class R3 | Cash Equivalents Other 843 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Thornburg Limited Term U.S. Government Fund - Class R4 | U S Treasury Securities 852 [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
Thornburg Limited Term U.S. Government Fund - Class R4 | U S Government Agencies 854 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Thornburg Limited Term U.S. Government Fund - Class R4 | Mortgage Backed 856 [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.40%
Thornburg Limited Term U.S. Government Fund - Class R4 | Corporate Bonds 858 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Thornburg Limited Term U.S. Government Fund - Class R4 | Cash Equivalents Other 860 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Thornburg Limited Term U.S. Government Fund - Class R5 | U S Treasury Securities 869 [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
Thornburg Limited Term U.S. Government Fund - Class R5 | U S Government Agencies 871 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Thornburg Limited Term U.S. Government Fund - Class R5 | Mortgage Backed 873 [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.40%
Thornburg Limited Term U.S. Government Fund - Class R5 | Corporate Bonds 875 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Thornburg Limited Term U.S. Government Fund - Class R5 | Cash Equivalents Other 877 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Thornburg Limited Term Income Fund - Class A | U S Government 887 [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.90%
Thornburg Limited Term Income Fund - Class A | A A A 889 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
Thornburg Limited Term Income Fund - Class A | A A 891 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Thornburg Limited Term Income Fund - Class A | A 893 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
Thornburg Limited Term Income Fund - Class A | B B B 895 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
Thornburg Limited Term Income Fund - Class A | N R 897 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Thornburg Limited Term Income Fund - Class A | Below Invest Grade 899 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Thornburg Limited Term Income Fund - Class A | Cash Equivalents Other 901 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Thornburg Limited Term Income Fund - Class C | U S Government 911 [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.90%
Thornburg Limited Term Income Fund - Class C | A A A 913 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
Thornburg Limited Term Income Fund - Class C | A A 915 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Thornburg Limited Term Income Fund - Class C | A 917 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
Thornburg Limited Term Income Fund - Class C | B B B 919 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
Thornburg Limited Term Income Fund - Class C | N R 921 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Thornburg Limited Term Income Fund - Class C | Below Invest Grade 923 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Thornburg Limited Term Income Fund - Class C | Cash Equivalents Other 925 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Thornburg Limited Term Income Fund - Class C2 | U S Government 935 [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.90%
Thornburg Limited Term Income Fund - Class C2 | A A A 937 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
Thornburg Limited Term Income Fund - Class C2 | A A 939 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Thornburg Limited Term Income Fund - Class C2 | A 941 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
Thornburg Limited Term Income Fund - Class C2 | B B B 943 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
Thornburg Limited Term Income Fund - Class C2 | N R 945 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Thornburg Limited Term Income Fund - Class C2 | Below Invest Grade 947 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Thornburg Limited Term Income Fund - Class C2 | Cash Equivalents Other 949 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Thornburg Limited Term Income Fund - Class I | U S Government 958 [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.90%
Thornburg Limited Term Income Fund - Class I | A A A 960 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
Thornburg Limited Term Income Fund - Class I | A A 962 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Thornburg Limited Term Income Fund - Class I | A 964 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
Thornburg Limited Term Income Fund - Class I | B B B 966 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
Thornburg Limited Term Income Fund - Class I | N R 968 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Thornburg Limited Term Income Fund - Class I | Below Invest Grade 970 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Thornburg Limited Term Income Fund - Class I | Cash Equivalents Other 972 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Thornburg Limited Term Income Fund - Class R3 | U S Government 981 [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.90%
Thornburg Limited Term Income Fund - Class R3 | A A A 983 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
Thornburg Limited Term Income Fund - Class R3 | A A 985 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Thornburg Limited Term Income Fund - Class R3 | A 987 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
Thornburg Limited Term Income Fund - Class R3 | B B B 989 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
Thornburg Limited Term Income Fund - Class R3 | N R 991 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Thornburg Limited Term Income Fund - Class R3 | Below Invest Grade 993 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Thornburg Limited Term Income Fund - Class R3 | Cash Equivalents Other 995 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Thornburg Limited Term Income Fund - Class R4 | U S Government 1004 [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.90%
Thornburg Limited Term Income Fund - Class R4 | A A A 1006 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
Thornburg Limited Term Income Fund - Class R4 | A A 1008 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Thornburg Limited Term Income Fund - Class R4 | A 1010 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
Thornburg Limited Term Income Fund - Class R4 | B B B 1012 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
Thornburg Limited Term Income Fund - Class R4 | N R 1014 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Thornburg Limited Term Income Fund - Class R4 | Below Invest Grade 1016 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Thornburg Limited Term Income Fund - Class R4 | Cash Equivalents Other 1018 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Thornburg Limited Term Income Fund - Class R5 | U S Government 1027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.90%
Thornburg Limited Term Income Fund - Class R5 | A A A 1029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
Thornburg Limited Term Income Fund - Class R5 | A A 1031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Thornburg Limited Term Income Fund - Class R5 | A 1033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
Thornburg Limited Term Income Fund - Class R5 | B B B 1035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
Thornburg Limited Term Income Fund - Class R5 | N R 1037 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Thornburg Limited Term Income Fund - Class R5 | Below Invest Grade 1039 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Thornburg Limited Term Income Fund - Class R5 | Cash Equivalents Other 1041 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Thornburg Limited Term Income Fund - Class R6 | U S Government 1050 [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.90%
Thornburg Limited Term Income Fund - Class R6 | A A A 1052 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
Thornburg Limited Term Income Fund - Class R6 | A A 1054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Thornburg Limited Term Income Fund - Class R6 | A 1056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
Thornburg Limited Term Income Fund - Class R6 | B B B 1058 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
Thornburg Limited Term Income Fund - Class R6 | N R 1060 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Thornburg Limited Term Income Fund - Class R6 | Below Invest Grade 1062 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Thornburg Limited Term Income Fund - Class R6 | Cash Equivalents Other 1064 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Thornburg Core Plus Bond Fund - Class A | U S Government 1072 [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.80%
Thornburg Core Plus Bond Fund - Class A | A A A 1074 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Thornburg Core Plus Bond Fund - Class A | A A 1076 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Thornburg Core Plus Bond Fund - Class A | A 1078 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Thornburg Core Plus Bond Fund - Class A | B B B 1080 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
Thornburg Core Plus Bond Fund - Class A | N R 1082 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Thornburg Core Plus Bond Fund - Class A | Below Invest Grade 1084 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Thornburg Core Plus Bond Fund - Class A | Cash Equivalents Other 1086 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Thornburg Core Plus Bond Fund - Class C | U S Government 1094 [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.80%
Thornburg Core Plus Bond Fund - Class C | A A A 1096 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Thornburg Core Plus Bond Fund - Class C | A A 1098 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Thornburg Core Plus Bond Fund - Class C | A 1100 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Thornburg Core Plus Bond Fund - Class C | B B B 1102 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
Thornburg Core Plus Bond Fund - Class C | N R 1104 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Thornburg Core Plus Bond Fund - Class C | Below Invest Grade 1106 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Thornburg Core Plus Bond Fund - Class C | Cash Equivalents Other 1108 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Thornburg Core Plus Bond Fund - Class I | U S Government 1115 [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.80%
Thornburg Core Plus Bond Fund - Class I | A A A 1117 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Thornburg Core Plus Bond Fund - Class I | A A 1119 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Thornburg Core Plus Bond Fund - Class I | A 1121 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Thornburg Core Plus Bond Fund - Class I | B B B 1123 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
Thornburg Core Plus Bond Fund - Class I | N R 1125 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Thornburg Core Plus Bond Fund - Class I | Below Invest Grade 1127 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Thornburg Core Plus Bond Fund - Class I | Cash Equivalents Other 1129 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Thornburg Core Plus Bond Fund - Class R3 | U S Government 1136 [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.80%
Thornburg Core Plus Bond Fund - Class R3 | A A A 1138 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Thornburg Core Plus Bond Fund - Class R3 | A A 1140 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Thornburg Core Plus Bond Fund - Class R3 | A 1142 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Thornburg Core Plus Bond Fund - Class R3 | B B B 1144 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
Thornburg Core Plus Bond Fund - Class R3 | N R 1146 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Thornburg Core Plus Bond Fund - Class R3 | Below Invest Grade 1148 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Thornburg Core Plus Bond Fund - Class R3 | Cash Equivalents Other 1150 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Thornburg Core Plus Bond Fund - Class R4 | U S Government 1157 [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.80%
Thornburg Core Plus Bond Fund - Class R4 | A A A 1159 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Thornburg Core Plus Bond Fund - Class R4 | A A 1161 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Thornburg Core Plus Bond Fund - Class R4 | A 1163 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Thornburg Core Plus Bond Fund - Class R4 | B B B 1165 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
Thornburg Core Plus Bond Fund - Class R4 | N R 1167 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Thornburg Core Plus Bond Fund - Class R4 | Below Invest Grade 1169 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Thornburg Core Plus Bond Fund - Class R4 | Cash Equivalents Other 1171 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Thornburg Core Plus Bond Fund - Class R5 | U S Government 1178 [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.80%
Thornburg Core Plus Bond Fund - Class R5 | A A A 1180 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Thornburg Core Plus Bond Fund - Class R5 | A A 1182 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Thornburg Core Plus Bond Fund - Class R5 | A 1184 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Thornburg Core Plus Bond Fund - Class R5 | B B B 1186 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
Thornburg Core Plus Bond Fund - Class R5 | N R 1188 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Thornburg Core Plus Bond Fund - Class R5 | Below Invest Grade 1190 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Thornburg Core Plus Bond Fund - Class R5 | Cash Equivalents Other 1192 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Thornburg Core Plus Bond Fund - Class R6 | U S Government 1199 [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.80%
Thornburg Core Plus Bond Fund - Class R6 | A A A 1201 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Thornburg Core Plus Bond Fund - Class R6 | A A 1203 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Thornburg Core Plus Bond Fund - Class R6 | A 1205 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Thornburg Core Plus Bond Fund - Class R6 | B B B 1207 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
Thornburg Core Plus Bond Fund - Class R6 | N R 1209 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Thornburg Core Plus Bond Fund - Class R6 | Below Invest Grade 1211 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Thornburg Core Plus Bond Fund - Class R6 | Cash Equivalents Other 1213 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Thornburg Strategic Income Fund - Class A | U S Government 1225 [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.20%
Thornburg Strategic Income Fund - Class A | A A A 1227 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Thornburg Strategic Income Fund - Class A | A A 1229 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Thornburg Strategic Income Fund - Class A | A 1231 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Thornburg Strategic Income Fund - Class A | B B B 1233 [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%
Thornburg Strategic Income Fund - Class A | B B 1235 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Thornburg Strategic Income Fund - Class A | B 1237 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Thornburg Strategic Income Fund - Class A | C C C 1239 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Thornburg Strategic Income Fund - Class A | D 1241 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Thornburg Strategic Income Fund - Class A | N R 1243 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Thornburg Strategic Income Fund - Class A | Cash Equivalents Other 1245 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Thornburg Strategic Income Fund - Class C | U S Government 1257 [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.20%
Thornburg Strategic Income Fund - Class C | A A A 1259 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Thornburg Strategic Income Fund - Class C | A A 1261 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Thornburg Strategic Income Fund - Class C | A 1263 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Thornburg Strategic Income Fund - Class C | B B B 1265 [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%
Thornburg Strategic Income Fund - Class C | B B 1267 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Thornburg Strategic Income Fund - Class C | B 1269 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Thornburg Strategic Income Fund - Class C | C C C 1271 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Thornburg Strategic Income Fund - Class C | D 1273 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Thornburg Strategic Income Fund - Class C | N R 1275 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Thornburg Strategic Income Fund - Class C | Cash Equivalents Other 1277 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Thornburg Strategic Income Fund - Class I | U S Government 1288 [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.20%
Thornburg Strategic Income Fund - Class I | A A A 1290 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Thornburg Strategic Income Fund - Class I | A A 1292 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Thornburg Strategic Income Fund - Class I | A 1294 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Thornburg Strategic Income Fund - Class I | B B B 1296 [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%
Thornburg Strategic Income Fund - Class I | B B 1298 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Thornburg Strategic Income Fund - Class I | B 1300 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Thornburg Strategic Income Fund - Class I | C C C 1302 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Thornburg Strategic Income Fund - Class I | D 1304 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Thornburg Strategic Income Fund - Class I | N R 1306 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Thornburg Strategic Income Fund - Class I | Cash Equivalents Other 1308 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Thornburg Strategic Income Fund - Class R3 | U S Government 1319 [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.20%
Thornburg Strategic Income Fund - Class R3 | A A A 1321 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Thornburg Strategic Income Fund - Class R3 | A A 1323 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Thornburg Strategic Income Fund - Class R3 | A 1325 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Thornburg Strategic Income Fund - Class R3 | B B B 1327 [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%
Thornburg Strategic Income Fund - Class R3 | B B 1329 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Thornburg Strategic Income Fund - Class R3 | B 1331 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Thornburg Strategic Income Fund - Class R3 | C C C 1333 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Thornburg Strategic Income Fund - Class R3 | D 1335 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Thornburg Strategic Income Fund - Class R3 | N R 1337 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Thornburg Strategic Income Fund - Class R3 | Cash Equivalents Other 1339 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Thornburg Strategic Income Fund - Class R4 | U S Government 1350 [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.20%
Thornburg Strategic Income Fund - Class R4 | A A A 1352 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Thornburg Strategic Income Fund - Class R4 | A A 1354 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Thornburg Strategic Income Fund - Class R4 | A 1356 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Thornburg Strategic Income Fund - Class R4 | B B B 1358 [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%
Thornburg Strategic Income Fund - Class R4 | B B 1360 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Thornburg Strategic Income Fund - Class R4 | B 1362 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Thornburg Strategic Income Fund - Class R4 | C C C 1364 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Thornburg Strategic Income Fund - Class R4 | D 1366 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Thornburg Strategic Income Fund - Class R4 | N R 1368 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Thornburg Strategic Income Fund - Class R4 | Cash Equivalents Other 1370 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Thornburg Strategic Income Fund - Class R5 | U S Government 1381 [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.20%
Thornburg Strategic Income Fund - Class R5 | A A A 1383 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Thornburg Strategic Income Fund - Class R5 | A A 1385 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Thornburg Strategic Income Fund - Class R5 | A 1387 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Thornburg Strategic Income Fund - Class R5 | B B B 1389 [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%
Thornburg Strategic Income Fund - Class R5 | B B 1391 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Thornburg Strategic Income Fund - Class R5 | B 1393 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Thornburg Strategic Income Fund - Class R5 | C C C 1395 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Thornburg Strategic Income Fund - Class R5 | D 1397 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Thornburg Strategic Income Fund - Class R5 | N R 1399 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Thornburg Strategic Income Fund - Class R5 | Cash Equivalents Other 1401 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Thornburg Strategic Income Fund - Class R6 | U S Government 1412 [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.20%
Thornburg Strategic Income Fund - Class R6 | A A A 1414 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Thornburg Strategic Income Fund - Class R6 | A A 1416 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Thornburg Strategic Income Fund - Class R6 | A 1418 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Thornburg Strategic Income Fund - Class R6 | B B B 1420 [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%
Thornburg Strategic Income Fund - Class R6 | B B 1422 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Thornburg Strategic Income Fund - Class R6 | B 1424 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Thornburg Strategic Income Fund - Class R6 | C C C 1426 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Thornburg Strategic Income Fund - Class R6 | D 1428 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Thornburg Strategic Income Fund - Class R6 | N R 1430 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Thornburg Strategic Income Fund - Class R6 | Cash Equivalents Other 1432 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Thornburg Short Duration Municipal Fund Class A | A A A 1442 [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.40%
Thornburg Short Duration Municipal Fund Class A | A A 1444 [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.00%
Thornburg Short Duration Municipal Fund Class A | A 1446 [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.70%
Thornburg Short Duration Municipal Fund Class A | B B B 1448 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Thornburg Short Duration Municipal Fund Class A | N R 1450 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Thornburg Short Duration Municipal Fund Class A | Below Invest Grade 1452 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Thornburg Short Duration Municipal Fund Class A | Cash Cash Equivalent 1454 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Thornburg Short Duration Municipal Fund Class I | A A A 1463 [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.40%
Thornburg Short Duration Municipal Fund Class I | A A 1465 [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.00%
Thornburg Short Duration Municipal Fund Class I | A 1467 [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.70%
Thornburg Short Duration Municipal Fund Class I | B B B 1469 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Thornburg Short Duration Municipal Fund Class I | N R 1471 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Thornburg Short Duration Municipal Fund Class I | Below Invest Grade 1473 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Thornburg Short Duration Municipal Fund Class I | Cash Cash Equivalent 1475 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Thornburg Limited Term Municipal Fund - Class A | A A A 1485 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Thornburg Limited Term Municipal Fund - Class A | A A 1487 [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.10%
Thornburg Limited Term Municipal Fund - Class A | A 1489 [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.70%
Thornburg Limited Term Municipal Fund - Class A | B B B 1491 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Thornburg Limited Term Municipal Fund - Class A | N R 1493 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Thornburg Limited Term Municipal Fund - Class A | Below Invest Grade 1495 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Thornburg Limited Term Municipal Fund - Class A | Cash Cash Equivalent 1497 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Thornburg Limited Term Municipal Fund - Class C | A A A 1507 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Thornburg Limited Term Municipal Fund - Class C | A A 1509 [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.10%
Thornburg Limited Term Municipal Fund - Class C | A 1511 [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.70%
Thornburg Limited Term Municipal Fund - Class C | B B B 1513 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Thornburg Limited Term Municipal Fund - Class C | N R 1515 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Thornburg Limited Term Municipal Fund - Class C | Below Invest Grade 1517 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Thornburg Limited Term Municipal Fund - Class C | Cash Cash Equivalent 1519 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Thornburg Limited Term Municipal Fund - Class C2 | A A A 1529 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Thornburg Limited Term Municipal Fund - Class C2 | A A 1531 [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.10%
Thornburg Limited Term Municipal Fund - Class C2 | A 1533 [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.70%
Thornburg Limited Term Municipal Fund - Class C2 | B B B 1535 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Thornburg Limited Term Municipal Fund - Class C2 | N R 1537 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Thornburg Limited Term Municipal Fund - Class C2 | Below Invest Grade 1539 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Thornburg Limited Term Municipal Fund - Class C2 | Cash Cash Equivalent 1541 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Thornburg Limited Term Municipal Fund - Class I | A A A 1550 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Thornburg Limited Term Municipal Fund - Class I | A A 1552 [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.10%
Thornburg Limited Term Municipal Fund - Class I | A 1554 [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.70%
Thornburg Limited Term Municipal Fund - Class I | B B B 1556 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Thornburg Limited Term Municipal Fund - Class I | N R 1558 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Thornburg Limited Term Municipal Fund - Class I | Below Invest Grade 1560 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Thornburg Limited Term Municipal Fund - Class I | Cash Cash Equivalent 1562 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Thornburg Intermediate Municipal Fund - Class A | A A A 1572 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Thornburg Intermediate Municipal Fund - Class A | A A 1574 [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.60%
Thornburg Intermediate Municipal Fund - Class A | A 1576 [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.00%
Thornburg Intermediate Municipal Fund - Class A | B B B 1578 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Thornburg Intermediate Municipal Fund - Class A | N R 1580 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Thornburg Intermediate Municipal Fund - Class A | Below Invest Grade 1582 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Thornburg Intermediate Municipal Fund - Class A | Cash Cash Equivalent 1584 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Thornburg Intermediate Municipal Fund - Class C | A A A 1594 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Thornburg Intermediate Municipal Fund - Class C | A A 1596 [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.60%
Thornburg Intermediate Municipal Fund - Class C | A 1598 [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.00%
Thornburg Intermediate Municipal Fund - Class C | B B B 1600 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Thornburg Intermediate Municipal Fund - Class C | N R 1602 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Thornburg Intermediate Municipal Fund - Class C | Below Invest Grade 1604 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Thornburg Intermediate Municipal Fund - Class C | Cash Cash Equivalent 1606 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Thornburg Intermediate Municipal Fund - Class C2 | A A A 1616 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Thornburg Intermediate Municipal Fund - Class C2 | A A 1618 [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.60%
Thornburg Intermediate Municipal Fund - Class C2 | A 1620 [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.00%
Thornburg Intermediate Municipal Fund - Class C2 | B B B 1622 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Thornburg Intermediate Municipal Fund - Class C2 | N R 1624 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Thornburg Intermediate Municipal Fund - Class C2 | Below Invest Grade 1626 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Thornburg Intermediate Municipal Fund - Class C2 | Cash Cash Equivalent 1628 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Thornburg Intermediate Municipal Fund - Class I | A A A 1637 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Thornburg Intermediate Municipal Fund - Class I | A A 1639 [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.60%
Thornburg Intermediate Municipal Fund - Class I | A 1641 [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.00%
Thornburg Intermediate Municipal Fund - Class I | B B B 1643 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Thornburg Intermediate Municipal Fund - Class I | N R 1645 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Thornburg Intermediate Municipal Fund - Class I | Below Invest Grade 1647 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Thornburg Intermediate Municipal Fund - Class I | Cash Cash Equivalent 1649 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Thornburg Strategic Municipal Income Fund Class A | A A A 1657 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Thornburg Strategic Municipal Income Fund Class A | A A 1659 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
Thornburg Strategic Municipal Income Fund Class A | A 1661 [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.40%
Thornburg Strategic Municipal Income Fund Class A | B B B 1663 [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
Thornburg Strategic Municipal Income Fund Class A | N R 1665 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Thornburg Strategic Municipal Income Fund Class A | Below Invest Grade 1667 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Thornburg Strategic Municipal Income Fund Class A | Cash Cash Equivalent 1669 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Thornburg Strategic Municipal Income Fund Class C | A A A 1677 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Thornburg Strategic Municipal Income Fund Class C | A A 1679 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
Thornburg Strategic Municipal Income Fund Class C | A 1681 [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.40%
Thornburg Strategic Municipal Income Fund Class C | B B B 1683 [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
Thornburg Strategic Municipal Income Fund Class C | N R 1685 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Thornburg Strategic Municipal Income Fund Class C | Below Invest Grade 1687 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Thornburg Strategic Municipal Income Fund Class C | Cash Cash Equivalent 1689 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Thornburg Strategic Municipal Income Fund Class I | A A A 1696 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Thornburg Strategic Municipal Income Fund Class I | A A 1698 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
Thornburg Strategic Municipal Income Fund Class I | A 1700 [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.40%
Thornburg Strategic Municipal Income Fund Class I | B B B 1702 [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
Thornburg Strategic Municipal Income Fund Class I | N R 1704 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Thornburg Strategic Municipal Income Fund Class I | Below Invest Grade 1706 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Thornburg Strategic Municipal Income Fund Class I | Cash Cash Equivalent 1708 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Thornburg California Limited Term Municipal Fund - Class A | A A A 1718 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Thornburg California Limited Term Municipal Fund - Class A | A A 1720 [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.90%
Thornburg California Limited Term Municipal Fund - Class A | A 1722 [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.10%
Thornburg California Limited Term Municipal Fund - Class A | B B B 1724 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Thornburg California Limited Term Municipal Fund - Class A | N R 1726 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Thornburg California Limited Term Municipal Fund - Class A | Below Invest Grade 1728 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Thornburg California Limited Term Municipal Fund - Class A | Cash Cash Equivalent 1730 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Thornburg California Limited Term Municipal Fund - Class C | A A A 1740 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Thornburg California Limited Term Municipal Fund - Class C | A A 1742 [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.90%
Thornburg California Limited Term Municipal Fund - Class C | A 1744 [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.10%
Thornburg California Limited Term Municipal Fund - Class C | B B B 1746 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Thornburg California Limited Term Municipal Fund - Class C | N R 1748 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Thornburg California Limited Term Municipal Fund - Class C | Below Invest Grade 1750 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Thornburg California Limited Term Municipal Fund - Class C | Cash Cash Equivalent 1752 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Thornburg California Limited Term Municipal Fund - Class C2 | A A A 1762 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Thornburg California Limited Term Municipal Fund - Class C2 | A A 1764 [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.90%
Thornburg California Limited Term Municipal Fund - Class C2 | A 1766 [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.10%
Thornburg California Limited Term Municipal Fund - Class C2 | B B B 1768 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Thornburg California Limited Term Municipal Fund - Class C2 | N R 1770 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Thornburg California Limited Term Municipal Fund - Class C2 | Below Invest Grade 1772 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Thornburg California Limited Term Municipal Fund - Class C2 | Cash Cash Equivalent 1774 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Thornburg California Limited Term Municipal Fund - Class I | A A A 1783 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Thornburg California Limited Term Municipal Fund - Class I | A A 1785 [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.90%
Thornburg California Limited Term Municipal Fund - Class I | A 1787 [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.10%
Thornburg California Limited Term Municipal Fund - Class I | B B B 1789 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Thornburg California Limited Term Municipal Fund - Class I | N R 1791 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Thornburg California Limited Term Municipal Fund - Class I | Below Invest Grade 1793 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Thornburg California Limited Term Municipal Fund - Class I | Cash Cash Equivalent 1795 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Thornburg New Mexico Intermediate Municipal Fund - Class A | A A A 1805 [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.80%
Thornburg New Mexico Intermediate Municipal Fund - Class A | A A 1807 [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.40%
Thornburg New Mexico Intermediate Municipal Fund - Class A | A 1809 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Thornburg New Mexico Intermediate Municipal Fund - Class A | B B B 1811 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Thornburg New Mexico Intermediate Municipal Fund - Class A | N R 1813 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Thornburg New Mexico Intermediate Municipal Fund - Class A | Below Invest Grade 1815 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Thornburg New Mexico Intermediate Municipal Fund - Class A | Cash Cash Equivalent 1817 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Thornburg New Mexico Intermediate Municipal Fund - Class D | A A A 1826 [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.80%
Thornburg New Mexico Intermediate Municipal Fund - Class D | A A 1828 [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.40%
Thornburg New Mexico Intermediate Municipal Fund - Class D | A 1830 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Thornburg New Mexico Intermediate Municipal Fund - Class D | B B B 1832 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Thornburg New Mexico Intermediate Municipal Fund - Class D | N R 1834 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Thornburg New Mexico Intermediate Municipal Fund - Class D | Below Invest Grade 1836 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Thornburg New Mexico Intermediate Municipal Fund - Class D | Cash Cash Equivalent 1838 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Thornburg New Mexico Intermediate Municipal Fund - Class I | A A A 1847 [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.80%
Thornburg New Mexico Intermediate Municipal Fund - Class I | A A 1849 [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.40%
Thornburg New Mexico Intermediate Municipal Fund - Class I | A 1851 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Thornburg New Mexico Intermediate Municipal Fund - Class I | B B B 1853 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Thornburg New Mexico Intermediate Municipal Fund - Class I | N R 1855 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Thornburg New Mexico Intermediate Municipal Fund - Class I | Below Invest Grade 1857 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Thornburg New Mexico Intermediate Municipal Fund - Class I | Cash Cash Equivalent 1859 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Thornburg New York Intermediate Municipal Fund - Class A | A A A 1869 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Thornburg New York Intermediate Municipal Fund - Class A | A A 1871 [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.70%
Thornburg New York Intermediate Municipal Fund - Class A | A 1873 [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.50%
Thornburg New York Intermediate Municipal Fund - Class A | B B B 1875 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Thornburg New York Intermediate Municipal Fund - Class A | N R 1877 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Thornburg New York Intermediate Municipal Fund - Class A | Below Invest Grade 1879 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Thornburg New York Intermediate Municipal Fund - Class A | Cash Cash Equivalent 1881 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Thornburg New York Intermediate Municipal Fund - Class I | A A A 1890 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Thornburg New York Intermediate Municipal Fund - Class I | A A 1892 [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.70%
Thornburg New York Intermediate Municipal Fund - Class I | A 1894 [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.50%
Thornburg New York Intermediate Municipal Fund - Class I | B B B 1896 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Thornburg New York Intermediate Municipal Fund - Class I | N R 1898 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Thornburg New York Intermediate Municipal Fund - Class I | Below Invest Grade 1900 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Thornburg New York Intermediate Municipal Fund - Class I | Cash Cash Equivalent 1902 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Thornburg Emerging Markets Managed Account Fund - Class I | Small Cap 1909 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Thornburg Emerging Markets Managed Account Fund - Class I | Mid Cap 1911 [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.70%
Thornburg Emerging Markets Managed Account Fund - Class I | Large Cap 1913 [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.00%
C 000259092 [Member] | U S Government 1920 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C 000259092 [Member] | A A A 1922 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C 000259092 [Member] | A A 1924 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C 000259092 [Member] | A 1926 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C 000259092 [Member] | B B B 1928 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C 000259092 [Member] | B B 1930 [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.80%
C 000259092 [Member] | B 1932 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C 000259092 [Member] | C C C 1934 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C 000259092 [Member] | D 1936 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C 000259092 [Member] | N R 1938 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C 000259092 [Member] | Cash Equivalents Other 1940 [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.90%
C 000259093 [Member] | U S Government 1947 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C 000259093 [Member] | A A A 1949 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C 000259093 [Member] | A A 1951 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C 000259093 [Member] | A 1953 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C 000259093 [Member] | B B B 1955 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C 000259093 [Member] | N R 1957 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C 000259093 [Member] | Below Invest Grade 1959 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C 000259093 [Member] | Cash Equivalents Other 1961 [Member]
Holdings [Line Items]
Percent of Net Asset Value	84.10%
Thornburg Municipal Managed Account Fund - Class I | A A A 1968 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
Thornburg Municipal Managed Account Fund - Class I | A A 1970 [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
Thornburg Municipal Managed Account Fund - Class I | A 1972 [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.00%
Thornburg Municipal Managed Account Fund - Class I | B B B 1974 [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.60%
Thornburg Municipal Managed Account Fund - Class I | N R 1976 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Thornburg Municipal Managed Account Fund - Class I | Below Invest Grade 1978 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Thornburg Municipal Managed Account Fund - Class I | Cash Cash Equivalent 1980 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C 000161463 [Member] | Commercial Paper 1989 [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.30%
C 000161463 [Member] | Mutual Fund 1991 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C 000161463 [Member] | Other Assets Less Liabilities 1993 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%